Current and Deferred Income Tax (ISR):	12 Months Ended
Dec. 31, 2025
Current and Deferred Income Tax (ISR):
Current and Deferred Income Tax (ISR):

Note 15 - Current and Deferred Income Tax (ISR):

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2023, 2024 and 2025, the Company determined tax profits in its subsidiaries in the amounts of Ps.11,620,031, Ps.16,969,158 and Ps.15,616,291, respectively. In 2023, 2024 and 2025, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.186,912, Ps.162,727 and Ps.172,850, respectively, with the exception of Minatitlan Airport, which tax losses for the year 2024 and 2025 amount to Ps.22,512 and Ps.32,635, respectively.

The subsidiaries that at December 31, 2023, 2024 and 2025, have not assessed income tax due to the tax loss carryforwards, are Minatitlan and Cozumel (in 2024).

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes that the applicable income tax rate is 30% on the taxable income.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined at December 31, 2024 and 2025, it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

In accordance with the Company’s current policy regarding the distribution of future profits (See Note 19.17) in fiscal years 2024 and 2025 Cancún Airport recognized deferred income tax on the profits of its subsidiaries Aerostar, Airplan, and ASUR US Commercial, arising from its investment, for which dividends will be declared at some point in time. The amount of such provision as of December 31, 2024 and 2025 was Ps. 710,991 and Ps. 485,935, respectively.

Aerostar:

In 2023 and 2024 and 2025, it determined taxable income of Ps.261,532 and Ps.363,966, and Ps.460,668 respectively, which was partially offset by amortization of tax losses for Ps.235,378, Ps.363,966, and Ps.460,668 respectively. Aerostar maintains an agreement with the Puerto Rico Treasury Department, in which its operations are subject to Puerto Rico income tax of 10% under the provisions of Section 12 (a) of the Public-Private Partnership Act (Act) promulgated June 2009.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the period at December, 31, 2023, 2024 and 2025 of Ps.1,157,423, Ps.2,116,189 and Ps.2,292,560, respectively. The Company is subject in 2023, 2024 and 2025 to income taxes in Colombia of 35%.

ASUR US Commercial

The corporate income tax rate in the United States of America is 21%. ASUR US Commercial and its subsidiaries were acquired in December 2025 in accordance with IFRS 3. Since the subsidiaries of ASUR US Commercial are limited liability companies (LLCs) and have elected to be treated as pass-through entities for U.S. federal and state income tax purposes, the related taxes are the responsibility of their parent company in accordance with International Accounting Standard 12 “Income Taxes” (IAS 12).

The IT provision at December 31, 2023, 2024 and 2025 is as follows:

	December 31,
	2023		2024		2025
Mexico:
Current IT	Ps.	3,477,638	Ps.	4,954,716	Ps.	3,577,190
Deferred IT		11,131		812,364		(51,318)
IT provision Mexico	Ps.	3,488,769	Ps.	5,767,080	Ps.	3,525,872
Aerostar:
Current Income Tax	Ps.	2,617	Ps.	—	Ps.	—
Deferred Income Tax		34,441		(87,398)		61,412
IT provision Aerostar	Ps.	37,058	Ps.	(87,398)	Ps.	61,412
Airplan:
Current IT	Ps.	405,098	Ps.	737,198	Ps.	845,201
Deferred IT		13,218		(74,425)		(398,240)
IT provision Airplan	Ps.	418,316	Ps.	662,773	Ps.	446,961
Total IT provision	Ps.	3,944,143	Ps.	6,342,455	Ps.	4,034,245

The reconciliation between the statutory and effective income tax rates is shown as follows:

	December 31,
	2023		2024		2025
Consolidated income before provision for IT	Ps.	14,620,087	Ps.	20,372,893	Ps.	14,958,942
Plus (less):
Net income before taxes of Airplan and Aerostar		(2,422,843)		(2,973,374)		(2,191,341)
Net income before taxes of subsidiaries in Mexico not subject to IT		(151,574)		(208,292)		8,593
Income before provisions for income taxes		12,045,670		17,191,226		12,776,194
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		3,613,701		5,157,368		3,832,858
Non-deductible items and other permanent differences		229,972		311,916		183,129
Annual adjustment for tax inflation		(100,820)		(134,548)		(20,506)
Accounting disconnect inflation		(254,084)		(278,647)		(244,553)
Income Tax (ISR) on Undistributed Earnings from Investments in Airplan, ASUR US Commercial (ASUR US), and Aerostar, arising from Dividend decrees recognized at Cancún Airport		—		710,991		(225,056)
Effect by difference in rate of IT Aerostar		37,058		(87,398)		61,412
Effect by difference in rate of IT Airplan		418,316		662,773		446,961
IT provision	Ps.	3,944,143	Ps.	6,342,455	Ps.	4,034,245
Effective IT rate		33%		37%		32%

Following are the principal temporary differences with respect to deferred tax:

	Year ended
	December 31,
	2024		2025
Deferred income tax asset:
Temporary liabilities	Ps.	65,643	Ps.	71,108
Bank loans' fair value		36,597		31,694
Tax loss carry forwards		126,688		87,321
Allowance for doubtful accounts		68,007		68,324
		296,935		258,447
Deferred income tax payable:
Fixed assets and concession (*)		(3,045,654)		(2,682,600)
Temporary assets		(393,103)		(368,102)
Investment in foreign subsidiaries (Retained profits of Aerostar, Airplan and ASUR US - from 2025)		(710,991)		(485,935)
		(4,149,748)		(3,536,637)
Deferred income tax liability - Net	Ps.	(3,852,813)	Ps.	(3,278,190)

(*)Includes Ps. 1,234,730 and Ps.1,102,163 from Aerostar from the periods 2024 and 2025, respectively, Likewise, the effects related to Airplan result in an asset of Ps.388,421 and a liability of Ps.22,242, respectively, for the same fiscal years.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign				Tax Loss
	of loan		Concession		Currency		Investment in		carry
	portfolio		Assets		Conversion		Subsidiaries		forwards		Others		Total
Balances as of January 1, 2024	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	—	Ps.	—	Ps.	255,237	Ps.	2,897,858
Conversion revaluation effect
Airplan and Aerostar		—		—		294,222		—		—		10,192		304,414
Consolidated income statement:
Airplan		1,409		(69,852)		1,594		—		—		(7,576)		(74,425)
Aerostar		—		41,285		(2,021)		—		(126,662)		—		(87,398)
México		(763)		69,152		—		710,991		(26)		33,010		812,364
		646		40,585		(427)		710,991		(126,688)		25,434		650,541
Balances as of December 31, 2024	Ps.	(68,007)	Ps.	3,016,116	Ps.	29,538	Ps.	710,991	Ps.	(126,688)	Ps.	290,863	Ps.	3,852,813
Conversion revaluation effect
Airplan and Aerostar		—		—		(192,184)		—		12,704		(6,997)		(186,477)
Consolidated income statement:
Airplan		—		(395,172)		4,956		—		—		(8,024)		(398,240)
Aerostar		—		35,701		519		—		26,663		(1,471)		61,412
Mexico(1)		(317)		183,126		—		(225,056)		—		(9,071)		(51,318)
		(317)		(176,345)		5,475		(225,056)		26,663		(18,566)		(388,146)
Balances as of December 31, 2025	Ps.	(68,324)	Ps.	2,839,771	Ps.	(157,171)	Ps.	485,935	Ps.	(87,321)	Ps.	265,300	Ps.	3,278,190
(1)	For fiscal year 2024, the Company recognized deferred income tax on non-taxable profits from investments in subsidiaries Aerostar and Airplan in the amount of Ps.710,991. For fiscal year 2025, the Company recognized a net deferred income tax benefit on non-taxable profits from investments in subsidiaries Aerostar, Airplan, and ASUR US in the amount of Ps.225,056.

As of December 31, 2024, the Company decided to modify its dividend distribution policy for its foreign subsidiaries, to distribute dividends based on accumulated results and, accordingly, to recognize deferred income tax on its foreign subsidiaries Aerostar and Airplan. For its subsidiary ASUR US, this deferred income tax will be recognized beginning in 2025. (See Note 19.17).

	As of December 31,
	2024		2025
Undistributed profits	Ps.	2,369,969	Ps.	1,619,783
Tax rate		30%		30%
Deferred IT liabilities unrecognized with the previous temporary differences	Ps.	710,991	Ps.	485,935

The temporary difference in favor arising from the determination of deferred tax on dividend distributions from the Colombian subsidiary was not recognized as an asset because its recoverability is uncertain. The amount determined as of December 31, 2025, totals Ps.472,301.

b.	Recoverable taxes.

At December 31, 2024 and 2025, the tax credits are Ps.110,327 and Ps.1,112,994, respectively.

Aerostar Tax loss Carry forwards:

In 2024, based on its financial and tax projections, the Company activated approximately 50% of the tax losses from previous years of its subsidiary Aerostar for an amount of Ps.126,662 (USD6,093 thousand). As of December 31, 2025, Aerostar still has tax losses for which deferred income tax has not been recognized because there is still no reasonable certainty of their recovery in future years.

	USD
	thousand	Year of
Year of loss	Amount	expiration
2016	13,873	2026
2017	11,124	2027
2018	5,300	2028
2020	12,424	2030
Total	42,721

International tax reform

Pillar Two Model Rules - amendments to IAS 12 - the Organization for Economic Co-operation and Development (OECD) published the International Tax Reform - Pillar Two Model Rules, derived from the digitization of the economy, global model rules against base erosion and profit shifting (BEPS). The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax on income generated in a specified period in each jurisdiction where they operate. The rules apply a system of top-up taxation that raises the total amount of tax paid on an entity’s excess profits in a jurisdiction to the minimum rate of 15%.

The Company operates in four jurisdictions—Mexico, Colombia, Puerto Rico, and the United States—and expects that its situation in the Dominican Republic will be resolved in the coming year. As of December 31, 2024 and 2025, it is not within the scope of the Pillar Two model rules because such legislation has not yet been enacted in the jurisdictions where the Company operates. However, the Company has begun to analyze the potential future impacts once the legislation is enacted in those jurisdictions. In the case of Mexico and Colombia, the Company estimates that there will be no potential impact since the effective tax rate is above 15% (the minimum rate established by the Pillar Two model rules). In Puerto Rico, the rate is lower (10%) and was defined in the concession agreement. The Puerto Rico Treasury Department is in the process of engaging international tax consulting services for the implementation of the global minimum corporate tax agreement in Puerto Rico. In the case of the United States, the Company will evaluate the impact once the subsidiary ASUR Airports LLC becomes subject to tax at the time its profits are distributed. With respect to ASUR Dominicana, the Company will evaluate the impact if operations commence.

The Company has applied the mandatory exception to recognize and disclose information about deferred tax assets and liabilities arising from Pillar 2 income taxes as provided in the amendments to IAS 12 issued in May 2023.

The tax authorities routinely review the Company´s tax returns. Management believes that the tax returns may contain items that could be challenged by these tax authorities during the normal course of a tax audit.

If new information is identified in consequent periods that affects the Company´s current position on certain tax matters, the Company will record the impact in the period in which the new information is identified.

The Company and its subsidiaries have no recognized tax assets or liabilities as of December 31, 2024 and 2025 related to uncertain tax positions.